Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash Flows from Operating Activities:
Net income (loss) from operations	$ (3,091,824)	$ 1,381,258
Adjustments to reconcile net income to net cash provided by operating activities:
Convertible note - Accretion of financing cost		482,732
Bad debt provision	(544,915)
Depreciation and amortization expenses	186,000	182,925
Interest accrued on loan receivable		(40,500)
Deferred tax	325,780	91,482
Changes in operating assets and liabilities:
Accounts receivable	697,805	(1,548,400)
Note receivable		17,950
Inventory	36,592	61,860
Advance to suppliers	(5,353)	(312,599)
Prepayments, receivables and other assets	1,341,380	(263,108)
Deferred cost	504,522
Accounts payable and accrual	11,592	(645,852)
Refund liability		(13,259)
Advance from customers	(42,994)	(90,609)
Income tax payable	4,163	283,509
Accrued expenses and other current liabilities	264,903	79,103
Net cash used in operating activities	(312,349)	(333,508)
Cash Flows from Investing Activities:
Purchase of property, plant and equipment	(21,137)	(4,931)
Construction in process		(114,286)
Deposits for investment	(9,281,317)	2,857,265
Net cash provided by (used in) investing activities	(9,302,454)	2,738,048
Cash Flows from Financing Activities:
Bank borrowings	(20,036)	(22,205)
Received from (payment to) related parties	(3,889,409)	323,080
Repayment of convertible notes		(26,378)
Net cash provided by (used in) financing activities	(3,909,445)	274,497
Effect of exchange rate changes on cash and cash equivalents	196,594	387,405
Net increase (decrease) in cash, cash equivalents and restricted cash	(13,327,654)	3,066,442
Cash, cash equivalents and restricted cash at the beginning of period	13,358,975	7,287,032
Cash, cash equivalents and restricted cash at the end of period	31,321	10,353,474
Supplemental disclosures of cash flows information:
Cash paid for income taxes	16,612	2,989
Cash paid for interest expense		1,378
Non-cash transactions:
Issuance of shares for equity incentive plan	691,068
Issuance of shares for convertible notes principal and interest partial settlement		$ 27,389,877